FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities (Restated)	$—	$—	$40,532,280	$40,532,280

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$414,090,409	$—	$—	$414,090,409
Liabilities:
Derivative liabilities - public warrants	13,151,400	—	—	13,151,400
Derivative liabilities - private placement warrants	—	7,039,490	—	7,039,490
Derivative liabilities - forward purchase agreement	—	—	598,630	598,630
Total liabilities	$13,151,400	$7,039,490	$598,630	$20,789,520

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities - public warrants	—	—	21,390,000	21,390,000
Derivative liabilities - private placement warrants	—	—	11,449,330	11,449,330
Derivative liabilities - forward purchase agreement	—	—	7,692,950	7,692,950
Total liabilities	$—	$—	$40,532,280	$40,532,280

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of	As of
	December 15,	December 31,
	2020	2020
Share price	$9.81	$10.02
Exercise price	$11.50	$11.50
Term (in years)	6.00	6.00
Volatility	20.50%	21.00%
Risk-free interest rate	0.51%	0.50%
Expected dividends	0.00%	0.00%

	As of	As of	As of
	June 30, 2021	March 31, 2021	December 31, 2020
Share price, used in warrant valuations	n/a	n/a	$10.02
Unit price, used in forward valuation	$10.04	$10.05	$10.54
Exercise price, warrants	n/a	n/a	$11.50
Exercise price, forward	$10.00	$10.00	$10.00
Term (in years), used in warrant valuations	n/a	n/a	6.00
Term (in years), used in forward valuation	0.46	0.71	0.96
Volatility	n/a	n/a	21.00%
Risk-free interest rate, used in warrant valuations	n/a	n/a	0.50%
Risk-free interest rate, used in forward valuation	0.06%	0.06%	0.10%
Expected dividends	n/a	n/a	n/a

Schedule of change in the fair value of the derivative liabilities

A reconciliation of the beginning and ending balances of the derivative assets and liabilities is summarized below:

Beginning of period	$—
Acquisition date fair value of derivative liabilities:
Public warrants issued in the initial public offering	19,458,000
Private placement warrants issued in connection with the initial public offering (1)	10,415,200
Forward Purchase Agreement liability (2)	4,045,920
Total acquisition date fair value of derivative liabilities	33,919,120
Change in fair value of warrant liabilities - Public	1,932,000
Change in fair value of warrant liabilities - Private	1,034,130
Change in fair value of forward purchase agreement	3,647,030
End of period	$40,532,280

The change in the fair value of derivative liabilities measured using Level 3 inputs for the period from September 28, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 derivative liabilities at December 15, 2020
Issuance of Public, Private Warrants	$29,873,200
Change in fair value of derivative liabilities	10,659,080
Level 3 derivative liabilities at December 31, 2020	$40,532,280

Beginning of period
Warrant Liabilities - Public	$21,390,000
Warrant Liabilities - Private	11,449,330
Forward Purchase agreement	7,692,950
Beginning of period total	$40,532,280
Change in fair value of warrant liabilities – Public	(8,238,600)
Change in fair value of warrant liabilities – Private	(4,409,840)
Change in fair value of forward purchase agreement	(7,094,320)
End of period	$20,789,520

Level 3 derivative liabilities at December 31, 2020	$40,532,280
Transfers from Level 3	(32,839,330)
Change in fair value	(6,935,120)
Level 3 derivative liabilities at March 31, 2021	$757,830
Change in fair value	(159,200)
Level 3 derivative liabilities at June 30, 2021	$598,630